Shareholder Report, Holdings (Details)	Apr. 30, 2026
Hilton BDC Corporate Bond ETF | Apollo Debt Solutions BDC, 6.90%, 04/13/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Hilton BDC Corporate Bond ETF | Apollo Debt Solutions BDC, 6.70%, 07/29/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Hilton BDC Corporate Bond ETF | Blackstone Private Credit Fund, 2.63%, 12/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Hilton BDC Corporate Bond ETF | Ares Strategic Income Fund, 5.70%, 03/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Hilton BDC Corporate Bond ETF | Blue Owl Credit Income Corp., 5.80%, 03/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Hilton BDC Corporate Bond ETF | Ares Capital Corp., 2.88%, 06/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Hilton BDC Corporate Bond ETF | Blue Owl Credit Income Corp., 6.60%, 09/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Hilton BDC Corporate Bond ETF | Blue Owl Capital Corp., 5.95%, 03/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Hilton BDC Corporate Bond ETF | Blue Owl Capital Corp., 3.40%, 07/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Hilton BDC Corporate Bond ETF | Ares Capital Corp., 5.88%, 03/01/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Hilton BDC Corporate Bond ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Hilton BDC Corporate Bond ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Hilton Small-MidCap Opportunity ETF | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Hilton Small-MidCap Opportunity ETF | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hilton Small-MidCap Opportunity ETF | MKS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hilton Small-MidCap Opportunity ETF | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hilton Small-MidCap Opportunity ETF | Teledyne Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Hilton Small-MidCap Opportunity ETF | Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Hilton Small-MidCap Opportunity ETF | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Hilton Small-MidCap Opportunity ETF | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Hilton Small-MidCap Opportunity ETF | IDACORP, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Hilton Small-MidCap Opportunity ETF | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Hilton Small-MidCap Opportunity ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Hilton Small-MidCap Opportunity ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Hilton Small-MidCap Opportunity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Hilton Small-MidCap Opportunity ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Hilton Small-MidCap Opportunity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Hilton Small-MidCap Opportunity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Hilton Small-MidCap Opportunity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Hilton Small-MidCap Opportunity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Hilton Small-MidCap Opportunity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Hilton Small-MidCap Opportunity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Hilton Small-MidCap Opportunity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hilton Small-MidCap Opportunity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%